UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-06515
Morgan Stanley Flexible Income Trust
(Exact name of registrant as specified in charter)

522 Fifth Avenue, New York, New York	10036
(Address of principal executive offices)	(Zip code)
Sara Furber
522 Fifth Avenue, New York, New York 10036
(Name and address of agent for service)
Registrant’s telephone number, including area code: 212-296-6963
Date of fiscal year end: October 31, 2011
Date of reporting period: January 31, 2011

Item 1. Schedule of Investments.
The Fund’s schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited)

PRINCIPAL
AMOUNT IN			COUPON				MATURITY
THOUSANDS			RATE				DATE	VALUE

		Foreign Government & Corporate Bonds (18.8%)
		Argentina (0.9%)
		Foreign Government Obligations
	$530	Argentina Bonos	7.00			%	10/03/15	$499,525
	429	Argentina Government International Bond (a)	8.28				12/31/33	377,796
	140	Argentina Government International Bond (Series NY)	2.50	(b	)		12/31/38	61,250

		Total Argentina						938,571

		Belgium (0.4%)
		Food — Retail
	437	Delhaize Group SA (144A) (c)	5.70				10/01/40	410,009

		Belize (0.0%)
		Foreign Government Obligation
	30	Belize Government International Bond	6.00				02/20/29	26,250

		Bermuda (0.1%)
		Energy Equipment & Services
	95	Weatherford International Ltd.	9.625				03/01/19	124,011

		Brazil (1.0%)
		Foreign Government Obligations
	160	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	5.50				07/12/20	163,200
	250	Banco Nacional de Desenvolvimento Economico e Social (144A) (c)	6.369				06/16/18	273,437
	378	Brazilian Government International Bond	5.875				01/15/19	420,525
	110	Brazilian Government International Bond	7.125				01/20/37	131,450

		Total Brazil						988,612

		Canada (1.1%)
		Diversified Minerals (0.5%)
	400	Teck Resources Ltd.	10.25				05/15/16	490,517

		Pipelines (0.6%)
	590	Kinder Morgan Finance Co. ULC	5.70				01/05/16	606,225

		Total Canada						1,096,742

		Cayman Islands (0.6%)
		Diversified Minerals (0.2%)
	185	Vale Overseas Ltd. (a)	5.625				09/15/19	196,716
	30	Vale Overseas Ltd.	6.875				11/10/39	31,882

								228,598

		Oil Company — Integrated (0.3%)
	225	Petrobras International Finance Co.	5.75				01/20/20	233,432

		Paper & Related Products (0.1%)
	100	Fibria Overseas Finance Ltd.	7.50				05/04/20	105,750

		Total Cayman Islands						567,780

		Chile (0.1%)
		Commercial Bank
CLP	50,000	Banco Santander Chile	6.50				09/22/20	97,010

		Croatia (0.1%)
		Foreign Government Obligation
	$100	Croatia Government International Bond (144A) (c)	6.625				07/14/20	103,782

		Denmark (0.0%)
		Finance — Mortgage Loan/Banker (0.0%)
DKK	(d)	Nordea Kredit Realkreditaktieselskab (Series ANN)	5.00				07/01/29	17

		Mortgage Bank (0.0%)
	169	Realkredit Danmark A/S	6.00				10/01/29	33,565

		Total Denmark						33,582

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON				MATURITY
THOUSANDS			RATE				DATE	VALUE

		Dominican Republic (0.1%)
		Foreign Government Obligations
	$22	Dominican Republic International Bond	9.04			%	01/23/18	$24,537
	33	Dominican Republic International Bond	9.04				01/23/18	36,806

		Total Dominican Republic						61,343

		Ecuador (0.2%)
		Foreign Government Obligation
	158	Ecuador Government International Bond	9.375				12/15/15	152,075

		Georgia (0.1%)
		Foreign Government Obligation
	100	Georgia Government International Bond	7.50				04/15/13	104,750

		Ghana (0.4%)
		Foreign Government Obligation
	359	Republic of Ghana (144A) (a)(c)	8.50				10/04/17	391,310

		Hungary (0.1%)
		Foreign Government Obligation
HUF	28,860	Hungary Government Bond (Series A)	7.50				11/12/20	146,212

		Indonesia (0.7%)
		Foreign Government Obligations (0.4%)
	$115	Indonesia Government International Bond	7.75				01/17/38	136,994
	215	Indonesia Government International Bond (144A) (c)	11.625				03/04/19	312,825

								449,819

		Paper & Related Products (0.3%)
	1,648	Tjiwi Kimia Finance BV	0.00				04/28/27	57,668
	9	Tjiwi Kimia Finance BV	3.31	(b	)		04/29/15	2,136
	667	Tjiwi Kimia Finance BV	3.31	(b	)		04/30/18	130,069
	277	Tjiwi Kimia International	3.31	(b	)		04/29/15	69,166

								259,039

		Total Indonesia						708,858

		Ireland (1.0%)
		Electric — Integrated (0.2%)
	225	Iberdrola Finance Ireland Ltd. (144A) (c)	5.00				09/11/19	214,317

		Foreign Government Obligation (0.2%)
EUR	255	Ireland Government Bond	5.40				03/13/25	251,690

		Therapeutics (0.6%)
	$535	Warner Chilcott Co. LLC/Warner Chilcott Finance LLC (144A) (c)	7.75				09/15/18	559,075

		Total Ireland						1,025,082

		Italy (0.1%)
		Commercial Bank
	140	Intesa Sanpaolo SpA (144A) (c)	3.625				08/12/15	132,669

		Kazakhstan (0.5%)
		Foreign Government Obligation (0.2%)
	200	Development Bank of Kazakhstan JSC (144A) (a)(c)	5.50				12/20/15	205,500

		Oil Companies — Exploration & Production (0.3%)
	140	KazMunayGas National Co. (144A) (a)(c)	6.375				04/09/21	141,050
	100	KazMunayGas National Co. (144A) (c)	9.125				07/02/18	120,000

								261,050

		Total Kazakhstan						466,550

		Lithuania (0.2%)
		Foreign Government Obligations
	100	Republic of Lithuania	7.375				02/11/20	110,125
	100	Republic of Lithuania (144A) (c)	6.75				01/15/15	107,865

		Total Lithuania						217,990

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE

		Luxembourg (1.9%)
		Commercial Banks (0.4%)
	$214	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	6.299	%	05/15/17	$220,955
	220	RSHB Capital SA for OJSC Russian Agricultural Bank (144A) (c)	7.175		05/16/13	236,500

						457,455

		Electric — Integrated (0.4%)
	375	Enel Finance International SA (144A) (c)	5.125		10/07/19	370,325

		Metals & Mining (0.2%)
	165	ArcelorMittal (a)	9.85		06/01/19	212,098

		Satellite Telecommunication (0.6%)
	360	Intelsat Jackson Holdings SA	9.50		06/15/16	384,300
	164	Intelsat Luxembourg SA (e)	11.50		02/04/17	187,425

						571,725

		Telecommunication Services (0.3%)
	250	Wind Acquisition Finance SA (144A) (c)	11.75		07/15/17	286,250

		Total Luxembourg				1,897,853

		Mexico (1.1%)
		Building Product — Cement/Aggregation (0.1%)
	110	Cemex SAB de CV (144A) (c)	9.00		01/11/18	113,300

		Foreign Government Obligations (0.6%)
MXN	3,506	Mexican Bonos (Series M)	8.00		06/11/20	306,324
	$130	Mexico Government International Bond	6.05		01/11/40	133,575
	110	Mexico Government International Bond (Series A)	6.75		09/27/34	124,300

						564,199

		Oil Company — Integrated (0.4%)
	300	Petroleos Mexicanos	5.50		01/21/21	304,050
	123	Petroleos Mexicanos	8.00		05/03/19	148,055

						452,105

		Total Mexico				1,129,604

		Netherlands (0.5%)
		Electric — Distribution (0.2%)
	170	Majapahit Holding BV	7.75		01/20/20	191,463

		Multi-line Insurance (0.2%)
	225	Aegon N.V.	4.625		12/01/15	232,859

		Special Purpose Entity (0.1%)
	120	Intergas Finance BV	6.375		05/14/17	127,260

		Total Netherlands				551,582

		Pakistan (0.1%)
		Foreign Government Obligation
	100	Pakistan Government International Bond	6.875		06/01/17	81,250

		Peru (0.7%)
		Commercial Bank (0.1%)
	60	Banco de Credito del Peru	5.375		09/16/20	58,650

		Foreign Government Obligations (0.6%)
	150	Peruvian Government International Bond	7.35		07/21/25	182,625
PEN	810	Peruvian Government International Bond	8.20		08/12/26	346,896
	$123	Peruvian Government International Bond	8.75		11/21/33	168,941

						698,462

		Total Peru				757,112

		Philippines (0.6%)
		Foreign Government Obligations
	170	Philippine Government International Bond	4.00		01/15/21	161,117

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON		MATURITY
THOUSANDS			RATE		DATE	VALUE

	$300	Philippine Government International Bond	8.375	%	06/17/19	$383,250
	44	Philippine Government International Bond	8.875		03/17/15	54,835

		Total Philippines				599,202

		Russia (1.5%)
		Foreign Government Obligations
	500	Russian Foreign Bond — Eurobond	5.00		04/29/20	497,750
	890	Russian Foreign Bond — Eurobond	7.50		03/31/30	1,025,299

		Total Russia				1,523,049

		South Africa (0.2%)
		Foreign Government Obligation
ZAR	1,260	South Africa Government Bond (Series R208)	6.75		03/31/21	153,622

		Turkey (1.4%)
		Foreign Government Obligations
	$130	Turkey Government International Bond	5.625		03/30/21	131,625
	14	Turkey Government International Bond	6.75		04/03/18	15,575
	140	Turkey Government International Bond	6.75		05/30/40	142,800
	177	Turkey Government International Bond	6.875		03/17/36	184,080
	240	Turkey Government International Bond	7.00		03/11/19	270,720
	50	Turkey Government International Bond	7.50		07/14/17	57,875
	230	Turkey Government International Bond	7.50		11/07/19	266,800
	260	Turkey Government International Bond	8.00		02/14/34	308,100

		Total Turkey				1,377,575

		Ukraine (0.9%)
		Foreign Government Obligations
	240	Ukraine Government International Bond	6.58		11/21/16	241,200
	300	Ukraine Government International Bond	6.75		11/14/17	301,500
	140	Ukraine Government International Bond	7.65		06/11/13	147,175
	150	Ukraine Government International Bond	7.75		09/23/20	153,375
	100	Ukraine Government International Bond (144A) (a)(c)	7.75		09/23/20	102,000

		Total Ukraine				945,250

		United Kingdom (1.1%)
		Commercial Banks (0.8%)
	195	HBOS PLC (144A) (c)	6.75		05/21/18	180,117
	395	Royal Bank of Scotland PLC (The)	4.875		03/16/15	402,278
	160	Standard Chartered Bank (144A) (c)	6.40		09/26/17	172,805

						755,200

		Telephone — Integrated (0.3%)
	290	Virgin Media Finance PLC	9.125		08/15/16	310,300

		Total United Kingdom				1,065,500

		Uruguay (0.1%)
		Foreign Government Obligation
	107	Uruguay Government International Bond	8.00		11/18/22	133,215

		Venezuela (1.0%)
		Foreign Government Obligations (0.9%)
	199	Republic of Venezuela	5.75		02/26/16	142,782
	328	Republic of Venezuela	7.00		03/31/38	182,860
	100	Venezuela Government International Bond	6.00		12/09/20	58,750
	200	Venezuela Government International Bond	7.65		04/21/25	122,500
	104	Venezuela Government International Bond	9.00		05/07/23	71,032
	227	Venezuela Government International Bond (a)	9.25		09/15/27	167,299
	150	Venezuela Government International Bond (a)	10.75		09/19/13	143,625

						888,848

		Oil Company — Integrated (0.1%)
	180	Petroleos de Venezuela SA (Series 2016)	5.125		10/28/16	102,600

		Total Venezuela				991,448

		Total Foreign Government & Corporate Bonds (Cost $19,086,539)				18,999,450

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Domestic Corporate Bonds (57.1%)
	Advanced Materials/Products (0.2%)
$215	Hexcel Corp. (a)	6.75	%	02/01/15	$219,838

	Advertising Services (0.5%)
535	inVentiv Health, Inc. (144A) (c)	10.00		08/15/18	543,025

	Aerospace/Defense — Equipment (0.8%)
775	TransDigm, Inc. (144A) (c)	7.75		12/15/18	835,062

	Agricultural Operations (0.2%)
140	Bunge Ltd. Finance Corp.	8.50		06/15/19	165,505

	Apparel Manufacturers (0.1%)
125	Levi Strauss & Co. (a)	7.625		05/15/20	131,406

	Auto Parts: Original Equipment Manufacturer (1.2%)
465	Dana Holdings Corp.	6.50		02/15/19	474,300
300	Tenneco, Inc.	8.125		11/15/15	321,750
110	Tenneco, Inc. (144A) (c)	6.875		12/15/20	113,300
260	TRW Automotive, Inc. (144A) (c)	8.875		12/01/17	295,100

					1,204,450

	Beverages — Wine/Spirits (1.1%)
1,055	Constellation Brands, Inc.	7.25		05/15/17	1,134,125

	Building — Residential/Commercial (0.6%)
110	DR Horton, Inc.	6.50		04/15/16	114,950
530	Lennar Corp.	6.95		06/01/18	528,012

					642,962

	Building Product — Wood (0.3%)
265	Masco Corp.	6.125		10/03/16	272,148

	Cable/Satellite TV (2.5%)
575	Charter Communications Operating LLC/Charter Communications Operating Capital (144A) (c)	10.875		09/15/14	649,750
670	CSC Holdings LLC	8.625		02/15/19	772,175
160	DirecTV Holdings LLC/DirecTV Financing Co., Inc.	7.625		05/15/16	177,795
545	DISH DBS Corp.	6.625		10/01/14	572,250
300	DISH DBS Corp. (a)	7.00		10/01/13	322,500

					2,494,470

	Casino Gaming (2.1%)
495	Caesars Entertainment Operating Co., Inc. (a)	11.25		06/01/17	564,300
480	Las Vegas Sands Corp. (a)	6.375		02/15/15	491,400
515	MGM Resorts International	6.75		04/01/13	512,425
535	Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp. (a)	7.75		08/15/20	569,775

					2,137,900

	Cellular Telecommunications (0.4%)
350	Nextel Communications, Inc. (Series E)	6.875		10/31/13	353,938

	Chemicals — Diversified (0.5%)
449	Lyondell Chemical Co. (144A) (c)	8.00		11/01/17	502,319

	Chemicals — Specialty (1.1%)
160	Albemarle Corp.	4.50		12/15/20	158,295
235	Ashland, Inc.	9.125		06/01/17	274,656
280	Nalco Co.	8.25		05/15/17	309,050
365	Nalco Co. (144A) (c)	6.625		01/15/19	382,794

					1,124,795

	Coal (0.2%)
175	Foundation PA Coal Co. LLC	7.25		08/01/14	180,688

	Commercial Banks (1.6%)
320	Discover Bank/Greenwood	7.00		04/15/20	350,983
250	HSBC Bank USA NA	4.875		08/24/20	243,875
1,030	Regions Financial Corp.	5.75		06/15/15	1,023,249

					1,618,107

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Commercial Services (2.1%)
$1,600	ServiceMaster Co. (The) (144A) (c)(e)	10.75	%	07/15/15	$1,728,000
320	Ticketmaster Entertainment LLC / Ticketmaster Noteco, Inc.	10.75		08/01/16	352,800

					2,080,800

	Computer Services (0.5%)
145	SunGard Data Systems, Inc. (a)	10.25		08/15/15	153,156
340	SunGard Data Systems, Inc. (144A) (c)	7.375		11/15/18	348,500

					501,656

	Consulting Services (0.1%)
125	SAIC, Inc. (144A) (c)	5.95		12/01/40	128,447

	Consumer Products — Miscellaneous (1.1%)
1,010	Jarden Corp. (a)	7.50		05/01/17	1,068,075

	Containers — Paper/Plastic (0.3%)
275	Graphic Packaging International, Inc. (a)	7.875		10/01/18	292,875

	Data Processing Services (0.7%)
315	Fidelity National Information Services, Inc.	7.625		07/15/17	339,412
15	First Data Corp. (a)	9.875		09/24/15	15,038
68	First Data Corp. (144A) (c)	8.25		01/15/21	65,790
210	First Data Corp. (144A) (c)	8.875		08/15/20	227,325
68	First Data Corp. (144A) (c)	12.625		01/15/21	69,190

					716,755

	Decision Support Software (0.6%)
640	Vangent, Inc.	9.625		02/15/15	606,400

	Dialysis Centers (0.5%)
535	DaVita, Inc.	6.375		11/01/18	540,350

	Distribution/Wholesale (0.1%)
125	Ingram Micro, Inc.	5.25		09/01/17	126,817

	Diversified Financial Services (2.4%)
350	Ally Financial, Inc.	6.875		09/15/11	359,625
750	Ally Financial, Inc. (144A) (c)	6.25		12/01/17	775,313
720	Ally Financial, Inc. (144A) (c)	7.50		09/15/20	788,400
400	Citigroup, Inc. (f)	8.50		05/22/19	490,383

					2,413,721

	Diversified Operation/Commercial Service (1.1%)
1,045	ARAMARK Corp. (a)	8.50		02/01/15	1,094,637

	E-Commerce/Services (0.7%)
150	Expedia, Inc.	5.95		08/15/20	153,000
510	Expedia, Inc.	8.50		07/01/16	561,000

					714,000

	Electric — Generation (2.0%)
415	AES Corp. (The) (a)	8.00		06/01/20	454,425
350	Edison Mission Energy	7.00		05/15/17	288,750
235	Homer City Funding LLC	8.137		10/01/19	226,293
252	Midwest Generation LLC (Series B)	8.56		01/02/16	253,618
875	NSG Holdings LLC / NSG Holdings, Inc. (144A) (c)	7.75		12/15/25	818,125

					2,041,211

	Electric — Integrated (1.7%)
100	Ipalco Enterprises, Inc.	8.625		11/14/11	105,000
990	Mirant Americas Generation LLC	8.50		10/01/21	1,049,400
525	Puget Energy, Inc. (144A) (c)	6.50		12/15/20	514,675

					1,669,075

	Electronic Equipment, Instruments & Components (0.1%)
60	Corning, Inc.	7.25		08/15/36	68,317

	Electronics — Military (0.6%)
540	L-3 Communications Corp.	5.875		01/15/15	553,500

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON				MATURITY
THOUSANDS		RATE				DATE	VALUE

	Finance — Auto Loans (0.5%)
$475	Ford Motor Credit Co. LLC	7.00			%	04/15/15	$522,751

	Finance — Consumer Loans (1.0%)
795	SLM Corp. (MTN)	6.25				01/25/16	797,338
225	SLM Corp. (MTN)	8.00				03/25/20	234,943

							1,032,281

	Finance — Other Services (0.2%)
230	NASDAQ OMX Group, Inc. (The)	5.55				01/15/20	232,707

	Finance — Rental/Leasing Company (1.1%)
1,010	International Lease Finance Corp.	8.25				12/15/20	1,102,162

	Food — Baking (0.2%)
145	Grupo Bimbo SAB de CV (144A) (c)	4.875				06/30/20	145,665

	Food — Canned (0.5%)
470	TreeHouse Foods, Inc.	7.75				03/01/18	508,187

	Food — Meat Products (0.9%)
415	JBS USA LLC/JBS USA Finance, Inc.	11.625				05/01/14	485,550
420	Smithfield Foods, Inc.	7.00				08/01/11	427,350

							912,900

	Food — Retail (1.0%)
1,055	SUPERVALU, Inc. (a)	8.00				05/01/16	1,033,900

	Health Care Providers & Services (0.4%)
390	Healthsouth Corp.	10.75				06/15/16	423,150

	Hotels & Motels (0.1%)
110	Hyatt Hotels Corp. (144A) (c)	6.875				08/15/19	121,330

	Independent Power Producer (0.6%)
595	NRG Energy, Inc. (a)	8.50				06/15/19	623,262

	Insurance (0.1%)
100	Prudential Financial, Inc. (MTN)	6.625				12/01/37	110,055

	Medical — Drugs (0.9%)
570	Axcan Intermediate Holdings, Inc.	12.75				03/01/16	612,750
270	Endo Pharmaceuticals Holdings, Inc. (144A) (c)	7.00				12/15/20	280,800

							893,550

	Medical — Hospitals (3.4%)
310	Capella Healthcare, Inc. (144A) (a)(c)	9.25				07/01/17	337,125
230	CHS/Community Health Systems, Inc.	8.875				07/15/15	243,512
1,655	HCA, Inc.	7.69				06/15/25	1,555,700
175	LifePoint Hospitals, Inc. (144A) (c)	6.625				10/01/20	177,844
287	Select Medical Corp. (a)	6.237	(b	)		09/15/15	274,085
25	Select Medical Corp. (a)	7.625				02/01/15	25,625
465	Tenet Healthcare Corp. (a)	10.00				05/01/18	548,119
225	Universal Health Services, Inc. (144A) (c)	7.00				10/01/18	231,469

							3,393,479

	Medical — Outpatient/Home Medical (0.4%)
400	Apria Healthcare Group, Inc.	11.25				11/01/14	443,500

	Medical Labs & Testing Services (0.1%)
80	Laboratory Corp. of America Holdings	3.125				05/15/16	79,385

	Medical Products (0.4%)
370	Fresenius Medical Care Capital Trust IV	7.875				06/15/11	377,400

	Multi-line Insurance (0.2%)
155	Hartford Financial Services Group, Inc. (a)	5.50				03/30/20	158,108

	Multimedia (0.6%)
500	News America, Inc.	7.85				03/01/39	612,553

	Oil Companies — Exploration & Production (5.2%)
200	Anadarko Petroleum Corp.	6.95				06/15/19	224,856
595	Denbury Resources, Inc.	9.75				03/01/16	675,325
325	Energy XXI Gulf Coast, Inc. (144A) (c)	9.25				12/15/17	346,938
75	EQT Corp.	8.125				06/01/19	88,251
515	Hilcorp Energy I LP/Hilcorp Finance Co. (144A) (c)	7.75				11/01/15	536,887

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

$180	Pemex Project Funding Master Trust	6.625	%	06/15/35	$181,097
123	Pemex Project Funding Master Trust	6.625		06/15/38	123,757
410	Pemex Project Funding Master Trust	8.625		12/01/23	499,175
525	Petrohawk Energy Corp.	7.25		08/15/18	542,062
270	Plains Exploration & Production Co.	7.75		06/15/15	284,175
220	Plains Exploration & Production Co.	10.00		03/01/16	249,700
350	QEP Resources, Inc.	6.875		03/01/21	367,500
785	SandRidge Energy, Inc. (a)(e)	8.625		04/01/15	812,475
300	SandRidge Energy, Inc. (a)	8.75		01/15/20	321,000

					5,253,198

	Oil Company — Integrated (0.1%)
95	Marathon Petroleum Corp. (144A) (c)	5.125		03/01/21	96,038

	Oil Refining & Marketing (1.0%)
1,000	Tesoro Corp.	6.50		06/01/17	1,025,000

	Paper & Related Products (1.8%)
260	Boise Paper Holdings LLC / Boise Finance Co.	9.00		11/01/17	289,900
685	Georgia-Pacific LLC (144A) (c)	8.25		05/01/16	774,050
205	Glatfelter	7.125		05/01/16	214,481
440	International Paper Co.	7.95		06/15/18	529,327

					1,807,758

	Pipelines (0.7%)
175	Energy Transfer Partners LP	9.00		04/15/19	222,885
396	Williams Cos., Inc. (The)	7.875		09/01/21	472,229

					695,114

	REIT — Diversified (0.6%)
300	Digital Realty Trust LP	4.50		07/15/15	306,844
205	Duke Realty LP (a)	6.75		03/15/20	227,029
45	Vornado Realty LP	4.25		04/01/15	46,072

					579,945

	REIT — Health Care (0.3%)
170	Health Care, Inc.	6.125		04/15/20	181,300
150	Healthcare Realty Trust, Inc.	5.75		01/15/21	153,370

					334,670

	REIT — Office Property (0.1%)
110	BioMed Realty LP	6.125		04/15/20	116,094

	Rental Auto/Equipment (1.0%)
1,020	RSC Equipment Rental Inc/RSC Holdings III LLC (144A) (c)	8.25		02/01/21	1,048,050

	Resorts/Theme Parks (0.0%)
3,904	Resort at Summerlin LP (Series B) (e)(g)(h)(i)(j)	13.00		12/15/07	0

	Retail — Discount (0.4%)
375	Dollar General Corp.	10.625		07/15/15	407,344

	Retail — Mail Order (0.2%)
190	QVC, Inc. (144A) (c)	7.125		04/15/17	200,450

	Retail — Perfume & Cosmetics (0.5%)
515	Sally Holdings LLC/Sally Capital, Inc.	9.25		11/15/14	543,325

	Retail — Propane Distributor (0.4%)
435	AmeriGas Partners LP/AmeriGas Finance Corp. (a)	6.50		05/20/21	443,156

	Satellite Telecommunication (0.3%)
290	Hughes Network Systems LLC/HNS Finance Corp.	9.50		04/15/14	300,875

	Semiconductor Equipment (0.2%)
140	KLA-Tencor Corp.	6.90		05/01/18	154,860

	Special Purpose Entity (0.1%)
104	CA FM Lease Trust (144A) (c)(j)	8.50		07/15/17	116,966

	Telecommunication Equipment (0.3%)
320	CommScope, Inc. (144A) (c)	8.25		01/15/19	333,600

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN			COUPON				MATURITY
THOUSANDS			RATE				DATE	VALUE

		Telecommunication Services (0.5%)
$275		Qwest Corp.	8.375			%	05/01/16	$330,687
140		SBA Telecommunications, Inc.	8.25				08/15/19	155,050

								485,737

		Telephone — Integrated (2.2%)
375		Cincinnati Bell, Inc. (a)	8.375				10/15/20	366,562
400		Frontier Communications Corp.	9.00				08/15/31	426,000
330		Qwest Communications International, Inc.	7.125				04/01/18	358,050
155		Sprint Capital Corp. (a)	6.90				05/01/19	156,163
565		Windstream Corp.	7.875				11/01/17	608,081
335		Windstream Corp. (144A) (c)	7.75				10/15/20	347,563

								2,262,419

		Theaters (0.3%)
290		AMC Entertainment, Inc.	8.75				06/01/19	312,475

		Tobacco (0.1%)
85		Altria Group, Inc.	9.25				08/06/19	109,206

		Transport — Services (0.2%)
75		Ryder System, Inc. (MTN) (a)	5.85				11/01/16	82,596
90		Ryder System, Inc. (MTN) (a)	7.20				09/01/15	104,859

								187,455

		Total Domestic Corporate Bonds (Cost $57,940,567)						57,717,434

		Asset-Backed Securities (1.5%)
300		Ally Master Owner Trust 2010-3 A (144A) (c)	2.88				04/15/15	307,629
125		Ally Master Owner Trust 2010-3 B (144A) (c)	3.47				04/15/15	127,694
168		Chesapeake Funding LLC 2009-1 A (144A) (c)	2.261	(b	)		12/15/20	168,864
450		Ford Credit Floorplan Master Owner Trust 2010-3 A2 (144A) (c)	1.961	(b	)		02/15/17	467,320
400		Westlake Automobile Receivables Trust 2010-1A B (144A) (c)	5.00				05/15/15	401,722

		Total Asset-Backed Securities (Cost $1,443,658)						1,473,229

		U.S. Government Agencies & Obligation (4.3%)
		U.S. Government Agencies (0.2%)
		Federal National Mortgage Association
474		356 25 (IO)	7.00				12/01/34	86,090
275		356 28 (IO)	7.50				12/01/34	59,333
93		356 29 (IO)	8.00				06/01/35	17,347
176		356 44 (IO)	6.00				01/01/20	22,674
214		356 45 (IO)	6.00				01/01/20	27,636
68		356 46 (IO)	6.50				12/01/19	9,132
52		356 48 (IO)	7.00				11/01/19	5,560

								227,772

		U.S. Government Obligation (4.1%)
3,000		U.S. Treasury Bond	7.50				11/15/24	4,154,064

		Total U.S. Government Agencies & Obligation (Cost $4,241,189)						4,381,836

		U.S. Government Agencies — Mortgage-Backed Securities (0.6%)
		Federal Home Loan Mortgage Corp. (PC) Gold (0.0%)
9			6.50				02/01/29–10/01/32	9,773

		Federal National Mortgage Association (0.4%)
(d	)		6.00				04/01/13	254
330			6.50				05/01/28–09/01/32	371,347
17			7.00				08/01/29–11/01/32	19,493

								391,094

		Government National Mortgage Association (0.2%)
176			8.00				01/15/22–05/15/30	206,615

		Government National Mortgage Association II (0.0%)
36			7.50				07/20/25	42,405

		Total U.S. Government Agencies — Mortgage-Backed Securities (Cost $579,213)						649,887

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON				MATURITY
THOUSANDS		RATE				DATE	VALUE

	Municipal Bonds (1.1%)
$135	Chicago Transit Authority (Series B)	6.20			%	12/01/40	$122,282
50	City of Chicago O’Hare Int’l Airport (Series B)	6.395				01/01/40	47,509
115	City of New York (Series G-1)	5.968				03/01/36	115,068
155	Illinois State Toll Highway Authority 2009 (Series A)	6.184				01/01/34	147,777
165	Missouri Higher Education Loan Authority (Ser 2010 A-1)	1.134	(b	)		08/27/29	164,564
85	Municipal Electric Authority of Georgia Plant Vogtle	6.655				04/01/57	82,000
50	Municipal Electric Authority of Georgia Plant Vogtle Units 3 & 4 (Series 2010 J)	6.637				04/01/57	48,563
110	New York City Transitional Finance Authority	5.267				05/01/27	108,655
140	State of California — Various Purpose	5.95				04/01/16	147,410
110	State of California — Various Purpose	6.65				03/01/22	115,267

	Total Municipal Bonds (Cost $1,121,062)						1,099,095

	Collateralized Mortgage Obligations (6.6%)
	Private Issues (5.6%)
554	Banc of America Alternative Loan Trust 2005-12 5A1	5.25				01/25/21	533,303
346	Countrywide Alternative Loan Trust 2006-8T1 1A3	6.00				04/25/36	285,366
700	Countrywide Home Loan Mortgage Pass-Through Trust 2007-13 A10	6.00				08/25/37	604,920
	First Horizon Alternative Mortgage Securities
323	2005-FA8 2A1	5.00				11/25/20	306,688
309	2006-FA5 A3	6.25				08/25/36	245,178
386	GMAC Mortgage Corp. Loan Trust 2010-1 A (144A) (c)	4.25				07/25/40	391,471
360	GS Mortgage Securities Corp. 2008-2R 1A1 (144A) (c)	7.50	(b	)		09/25/36	318,797
267	JP Morgan Mortgage Trust 2005-A8 3A1	5.224	(b	)		11/25/35	242,217
	Lehman Mortgage Trust
288	2005-1 2A1	5.50				11/25/35	267,780
350	2006-1 3A5	5.50				02/25/36	338,183
165	Mastr Adjustable Rate Mortgages Trust 2006-OA1 3A3	1.268	(b	)		04/25/46	4,778
	Residential Accredit Loans, Inc.
350	2005-QS3 1A21	0.76	(b	)		03/25/35	274,511
413	2006-QS4 A4	6.00				04/25/36	293,699
703	Structured Adjustable Rate Mortgage Loan Trust 2004-10 1A1	2.746	(b	)		08/25/34	648,531
350	WaMu Mortgage Pass-Through Certificates 2005-AR10 1A3	2.767	(b	)		09/25/35	289,080
728	WaMu Mortgage Pass-Through Certificates 2007-OA4 1A	1.093	(b	)		05/25/47	530,576

							5,575,078

	U.S. Government Agencies (1.0%)
	Federal Home Loan Mortgage Corp.
50	237 S29 (IO)	7.489	(b	)		05/15/36	7,491
997	3339 TI (IO)	5.879	(b	)		07/15/37	140,770
	Federal National Mortgage Association
937	2009-8 BS (IO)	6.44	(b	)		02/25/24	112,839
598	2010-130 SE (IO)	6.29	(b	)		11/25/40	104,513
2,434	2010-136 SA (IO)	5.74				12/25/40	342,577
2,070	Government National Mortgage Association 2010-115 AS (IO)	5.789				09/20/40	319,249

							1,027,439

	Total Collateralized Mortgage Obligations (Cost $6,352,474)						6,602,517

	Convertible Bonds (4.6%)
	Advertising Agencies (0.2%)
150	Omnicom Group, Inc. (a)(k)	0.00				07/01/38	159,750

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Aerospace/Defense — Equipment (0.1%)
$118	Orbital Sciences Corp.	2.438	%	01/15/27	$124,343

	Brewery (0.2%)
150	Molson Coors Brewing Co. (a)	2.50		07/30/13	171,000

	Building — Residential/Commercial (0.2%)
150	DR Horton, Inc. (Series DHI)	2.00		05/15/14	176,062

	Casino Gaming (0.1%)
100	International Game Technology	3.25		05/01/14	116,375

	Computers — Memory Devices (0.7%)
150	EMC Corp.	1.75		12/01/13	243,750
150	NetApp, Inc.	1.75		06/01/13	266,437
200	SanDisk Corp.	1.00		05/15/13	194,500

					704,687

	Containers — Metal & Glass (0.1%)
150	Owens-Brockway Glass Container, Inc. (144A) (c)	3.00		06/01/15	153,750

	Electronic Parts Distribution (0.1%)
150	Tech Data Corp.	2.75		12/15/26	158,625

	Food — Meat Products (0.2%)
150	Tyson Foods, Inc.	3.25		10/15/13	180,000

	Gold Mining (0.2%)
100	Goldcorp, Inc. (a)	2.00		08/01/14	117,500
100	Newmont Mining Corp.	1.25		07/15/14	134,250

					251,750

	Internet Security (0.2%)
200	Symantec Corp. (a)	1.00		06/15/13	232,500

	Medical — Biomedical/Genetics (0.3%)
150	Amgen, Inc.	0.375		02/01/13	151,312
150	Life Technologies Corp. (a)	1.50		02/15/24	178,500

					329,812

	Medical — Drugs (0.3%)
150	Allergan Inc (a)	1.50		04/01/26	171,750
150	Cephalon, Inc. (a)	2.50		05/01/14	167,437

					339,187

	Medical — Generic Drugs (0.2%)
150	Mylan, Inc. (a)	1.25		03/15/12	170,813

	Oil Company — Exploration & Production (0.2%)
150	Chesapeake Energy Corp. (a)	2.75		11/15/35	165,563

	Oil Field Machine & Equipment (0.2%)
150	Cameron International Corp.	2.50		06/15/26	227,437

	REIT — Apartments (0.1%)
150	ERP Operating LP	3.85		08/15/26	155,970

	REIT — Diversified (0.2%)
150	Vornado Realty LP (a)	3.875		04/15/25	170,063

	REIT — Health Care (0.2%)
150	Health Care REIT, Inc.	4.75		07/15/27	165,750

	Retail — Consumer Electron (0.2%)
200	RadioShack Corp. (144A) (c)	2.50		08/01/13	206,000

	Semiconductor Components — Integrated Circuits (0.2%)
150	Linear Technology Corp. (Series A)	3.00		05/01/27	163,125

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

PRINCIPAL
AMOUNT IN		COUPON		MATURITY
THOUSANDS		RATE		DATE	VALUE

	Wireless Equipment (0.2%)
$150	SBA Communications Corp.	1.875	%	05/01/13	$170,438

	Total Convertible Bonds (Cost $4,302,739)				4,693,000

NUMBER OF
SHARES
	Convertible Preferred Stocks (0.6%)
	Diversified Financial Services (0.2%)
200	Bank of America Corp. (Series L) $72.50	198,100

	Household Durables (0.4%)
3,300	Stanley Black & Decker, Inc. $4.25 (a)(l)	385,209

	Total Convertible Preferred Stocks (Cost $520,278)	583,309

	Preferred Stock (0.3%)
	Diversified Financial Services
267	Ally Financial, Inc. $70.00 (144A) (c) (Cost $111,973)	256,570

	Common Stocks (0.0%)
	Communications Equipment (0.0%)
6,574	Orbcomm, Inc. (a)(l)	19,656

	Diversified Telecommunication Services (0.0%)
665	XO Holdings, Inc. (l)(m)	476

	Electric Utilities (0.0%)
102	PNM Resources, Inc. (a)	1,329

	Wireless Telecommunication Services (0.0%)
720	USA Mobility, Inc. (a)(m)	12,298

	Total Common Stocks (Cost $4,564)	33,759

PRINCIPAL
AMOUNT IN
THOUSANDS
	Short-Term Investments (18.8%)
	U.S. Government Obligation (2.1%)
$2,150	U.S. Treasury Bill (Cost $2,149,181) (n)(o)	0.162	%	04/28/11	2,149,219

	Securities Held as Collateral on Loaned Securities (13.3%)
	Repurchase Agreements (2.5%)
2,378	Barclays Capital, Inc. (0.21%, dated 01/31/11, due 02/01/11; proceeds $2,377,580; fully collateralized by U.S. Government Obligations; U.S. Treasury Notes 1.00% - 3.00% due 09/30/11 - 09/30/16; valued at $2,425,119)				2,377,566
162	Merrill Lynch & Co., Inc. (0.23%, dated 01/31/11, due 02/01/11; proceeds $162,024; fully collateralized by a U.S. Government Agency; Government National Mortgage Association 5.23% due 11/20/60; valued at $165,264)				162,024

	Total Repurchase Agreements (Cost $2,539,590)				2,539,590

NUMBER OF
SHARES (000)
	Investment Company (10.8%)
10,906	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $10,905,610) (p)	10,905,610

	Total Securities Held as Collateral on Loaned Securities (Cost $13,445,200)	13,445,200

	Investment Company (3.4%)
3,385	Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class (Cost $3,384,854) (p)	3,384,854

	Total Short-Term Investments (Cost $18,979,235)	18,979,273

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued

NUMBER OF
SHARES (000)			VALUE
	Total Investments (Cost $114,683,491) (q)(r)	114.3%	$115,469,359
	Liabilities in Excess of Other Assets	(14.3)	(14,482,363)

	Net Assets	100.0%	$100,986,996

IO	Interest Only security.

MTN	Medium Term Note.

PC	Participation Certificate.

REIT	Real Estate Investment Trust.

(a)	The value of loaned securities and related collateral outstanding at January 31, 2011 were $13,146,651 and $13,445,478, respectively. The Fund received cash collateral of $13,445,200 which was subsequently invested in Repurchase Agreements and Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class as reported in the Portfolio of Investments. As of January 31, 2011, there was uninvested cash of $278 which is not reflected in the Portfolio of Investments. The Fund has the right under the lending agreement to recover the securities from the borrower on demand.

(b)	Floating rate security. Rate shown is the rate in effect at January 31, 2011.

(c)	Resale is restricted to qualified institutional investors.

(d)	Par less than 1,000.

(e)	Payment-in-kind security.

(f)	For the three months ended January 31, 2011, the proceeds from sales of Citigroup, Inc. and its affiliated broker dealers, which are affiliates of the Investment Adviser, Administrator and Distributor, were $521,595, including net realized gains of $60,406.

(g)	Non-income producing security; bond in default.

(h)	Issuer in bankruptcy.

(i)	Acquired through exchange offer.

(j)	At January 31, 2011, the Fund held fair valued securities valued at $116,966, representing 0.1% of net assets. These securities have been fair valued as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees.

(k)	Capital appreciation bond.

(l)	Non-income producing security.

(m)	Illiquid security.

(n)	Purchased on a discount basis. The interest rates shown have been adjusted to reflect a money market equivalent yield.

(o)	A portion of this security has been physically segregated in connection with open futures and swap contracts.

(p)	The Fund invests in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class, an open-end management investment company managed by the Investment Adviser. Investment advisory fees paid by the Fund are reduced by an amount equal to the advisory and administrative service fees paid by Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class with respect to assets invested by the Fund in Morgan Stanley Institutional Liquidity Funds — Money Market Portfolio — Institutional Class.

(q)	Securities have been designated as collateral in connection with open futures contracts, open foreign currency exchange contracts, and swap contracts.

(r)	The aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes.

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Foreign Currency Exchange Contracts Open at January 31, 2011:

						UNREALIZED
	CONTRACTS		IN EXCHANGE		DELIVERY	APPRECIATION
COUNTERPARTY	TO DELIVER		FOR		DATE	(DEPRECIATION)

JPMorgan Chase	BRL	328,000		$194,543	02/02/2011	$(2,223)
JPMorgan Chase		$193,282	BRL	328,000	02/02/2011	3,402
JPMorgan Chase	KRW	399,073,200		$355,998	02/07/2011	95
JPMorgan Chase		$354,354	KRW	399,073,200	02/07/2011	1,393
JPMorgan Chase		$202,283	THB	6,111,980	02/07/2011	(4,451)
JPMorgan Chase		$322,346	INR	14,698,960	02/10/2011	(2,764)
JPMorgan Chase		$95,664	CLP	46,865,840	02/28/2011	1,084
JPMorgan Chase		$193,328	BRL	328,000	03/02/2011	2,108
JPMorgan Chase		$355,379	KRW	399,073,200	03/07/2011	(266)
Bank of America N.A.		$1,984,440	EUR	1,500,000	03/16/2011	68,160
Bank of America N.A.		$1,496,915	GBP	950,000	03/16/2011	24,339
Goldman Sachs & Co.	DKK	250,000		$44,277	03/16/2011	(1,622)
Goldman Sachs & Co.	JPY	42,711,341	NZD	680,000	03/16/2011	2,489
UBS Securities Japan Ltd.	EUR	206,074		$272,471	03/16/2011	(9,521)
JPMorgan Chase		$1,108,735	CNY	7,260,000	05/16/2011	(9,020)

	Net Unrealized Appreciation					$73,203

Currency Abbreviations:

BRL	Brazilian Real.

CLP	Chilean Peso.

CNY	Chinese Yuan Renminbi.

DKK	Danish Krone.

EUR	Euro.

GBP	British Pound.

HUF	Hungarian Forint.

INR	Indian Rupee.

JPY	Japanese Yen.

KRW	South Korean Won.

MXN	Mexican New Peso.

PEN	Peruvian Nuevo Sol.

THB	Thai Baht.

ZAR	South African Rand.

Morgan Stanley Flexible Income Trust

Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Futures Contracts Open at January 31, 2011:

		DESCRIPTION,	UNDERLYING	UNREALIZED
NUMBER OF	LONG/	DELIVERY MONTH	FACE AMOUNT	APPRECIATION
CONTRACTS	SHORT	AND YEAR	AT VALUE	(DEPRECIATION)

117	Long	U.S. Treasury Notes 5 Year, March 2011	$13,854,445	$(44,861)
22	Long	U.S. Ultra Bond, March 2011	2,709,437	(151,436)
13	Long	U.S. Treasury Bonds 30 Year, March 2011	1,568,125	(40,435)
2	Short	Euro-Bund, March 2011	(338,837)	6,365
9	Short	U.S. Treasury Notes 2 Year, March 2011	(1,972,688)	(4,800)
21	Short	U.S. Treasury Notes 10 Year, March 2011	(2,536,734)	(3,606)

		Net Unrealized Depreciation		$(238,773)

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Interest Rate Swap Contracts Open at January 31, 2011:

	NOTIONAL						UNREALIZED
	AMOUNT		FLOATING RATE	PAY/RECEIVE		TERMINATION	APPRECIATION
SWAP COUNTERPARTY	(000)		INDEX	FLOATING RATE	FIXED RATE	DATE	(DEPRECIATION)

Bank of America, N.A.***		$6,080	3 Month LIBOR	Pay	4.795%	12/09/20	$(52,592)
Bank of America, N.A.***	EUR	7,579	6 Month EURIBOR	Pay	3.81	11/08/25	(254,543)
Bank of America, N.A.***		$7,248	3 Month LIBOR	Receive	4.828	11/08/25	133,508
Bank of America, N.A.***		9,084	3 Month LIBOR	Pay	4.75	11/08/30	(87,933)
Bank of America, N.A.***	EUR	9,402	6 Month EURIBOR	Receive	3.33	11/08/30	265,179
Bank of America, N.A.		$1,480	3 Month LIBOR	Receive	4.058	12/09/40	62,575
Credit Suisse Group		9,790	3 Month LIBOR	Receive	0.80	10/28/13	89,872
Credit Suisse Group	CAD	3,110	3 Month CDOR	Receive	2.18	09/08/15	64,793
Credit Suisse Group		2,240	3 Month CDOR	Receive	2.208	09/08/15	43,941
Credit Suisse Group		$4,100	3 Month LIBOR	Pay	2.098	10/28/17	(179,990)
Credit Suisse Group***	CAD	3,642	3 Month CDOR	Pay	4.065	09/08/20	(70,814)
Credit Suisse Group***		2,625	3 Month CDOR	Pay	4.123	09/08/20	(45,084)
UBS AG***		$6,080	3 Month LIBOR	Pay	4.65	12/07/20	(87,187)
UBS AG		1,450	3 Month LIBOR	Receive	4.00	12/07/40	75,690

			Net Unrealized Depreciation				$(42,585)

CDOR	Canadian Dealer Offered Rate

EURIBOR	Euro Interbank Offered Rate

LIBOR	London Interbank Offered Rate

***	Forward interest rate swap. Periodic payments on specified notional amount with future effective date, unless terminated earlier.

Currency Abbreviations:

CAD	Canadian Dollar.

EUR	Euro.

Morgan Stanley Flexible Income Trust
Portfolio of Investments ▪ January 31, 2011 (unaudited) continued
Zero Coupon Swap Contracts Open at January 31, 2011:

					UNREALIZED
	NOTIONAL	FLOATING	PAY/RECEIVE	TERMINATION	APPRECIATION
SWAP COUNTERPARTY	AMOUNT (000)	RATE INDEX	FLOATING RATE	DATE	(DEPRECIATION)

Barclays Bank PLC^^	$5,085	3 Month LIBOR	Pay	11/15/19	$55,792
Barclays Bank PLC^	5,085	3 Month LIBOR	Receive	11/15/19	(591,748)
Barclays Bank PLC^	2,600	3 Month LIBOR	Receive	11/15/21	(269,127)
JPMorgan Chase Bank N.A. New York^	2,905	3 Month LIBOR	Receive	05/15/21	(324,034)

	Net Unrealized Depreciation				$(1,129,117)

LIBOR	London Interbank Offered Rate

^^	Fund will receive payment of $1,396,341 on termination date.

^	Fund will make payments of $1,971,912, $1,164,436, and $1,272,186, respectively on termination date.

Morgan Stanley Flexible Income Trust
Notes to the Portfolio of Investments ▪ January 31, 2011 (unaudited)
Fair Valuation Measurements
Financial Accounting Standards Board Accounting Standards Codification (“ASC”) 820, Fair Value Measurements and Disclosures (“ASC 820”), defines fair value as the price that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below.
• Level 1 — unadjusted quoted prices in active markets for identical investments
• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.
The following is a summary of the inputs used as of January 31, 2011 in valuing the Fund’s investments carried at fair value:

	FAIR VALUE MEASUREMENTS AT JANUARY 31, 2011 USING
		UNADJUSTED
		QUOTED PRICES IN
		ACTIVE MARKETS	OTHER
		FOR	SIGNIFICANT	SIGNIFICANT
		IDENTICAL	OBSERVABLE	UNOBSERVABLE
		INVESTMENTS	INPUTS	INPUTS
INVESTMENT TYPE	TOTAL	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)
Assets:
Foreign Government Bonds	$11,002,576	—	$11,002,576	—
Corporate Bonds	65,714,308	—	65,597,342	$116,966
Asset-Backed Securities	1,473,229	—	1,473,229	—
U.S. Government Agencies & Obligations	4,381,836	—	4,381,836	—
U.S. Government Agencies — Mortgage-Backed Securities	649,887	—	649,887	—
Municipal Bonds	1,099,095	—	1,099,095	—
Collateralized Mortgage Obligations — Private Issues	5,575,078	—	5,575,078	—
Collateralized Mortgage Obligations — U.S. Government Agencies	1,027,439	—	1,027,439	—
Convertible Bonds	4,693,000	—	4,693,000	—
Convertible Preferred Stocks	583,309	$385,209	198,100	—
Preferred Stock	256,570	—	256,570	—
Common Stocks
Communications Equipment	19,656	19,656	—	—
Diversified Telecommunication Services	476	—	476	—
Electric Utilities	1,329	1,329	—	—
Wireless Telecommunication Services	12,298	12,298	—	—

Total Common Stocks	33,759	33,283	476	—

Short-Term Investments
U.S. Government Obligation	2,149,219	—	2,149,219	—
Repurchase Agreements	2,539,590	—	2,539,590	—
Investment Company	14,290,464	14,290,464	—	—

Total Short-Term Investments	18,979,273	14,290,464	4,688,809	—

Foreign Currency Exchange Contracts	103,070	—	103,070	—
Futures	6,365	6,365	—	—
Interest Rate Swaps	735,558	—	735,558	—
Zero Coupon Swaps	55,792	—	55,792	—

Total	$116,370,144	$14,715,321	$101,537,857	$116,966

Liabilities:
Foreign Currency Exchange Contracts	$(29,867)	—	$(29,867)	—
Futures	(245,138)	$(245,138)	—	—
Interest Rate Swaps	(778,143)	—	(778,143)	—
Zero Coupon Swaps	(1,184,909)	—	(1,184,909)	—

Total	$(2,238,057)	$(245,138)	$(1,992,919)	—

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The Fund recognizes transfers between the levels as of the end of the period. As of January 31, 2011, the Fund did not have any investments transfer between valuation levels.
Following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

INVESTMENTS IN
SECURITIES
Beginning Balance	$128,613
Net purchases (sales)	(8,752)
Amortization of discount	—
Transfers in and/or out	—
Change in unrealized appreciation/depreciation	(1,971)
Realized gains (losses)	(924)

Ending Balance	$116,966

Net change in unrealized appreciation/depreciation from investments still held as of January 31, 2011	$(1,971)

Valuation of Investments — (1) For equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (2) an equity portfolio security listed or traded on the New York Stock Exchange (“NYSE”) or American Stock Exchange or other domestic exchange is valued at its last sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (3) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and ask price; (4) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and ask price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) swaps are marked-to-market daily based upon quotations from market makers; (7) when market quotations are not readily available including, circumstances under which Morgan Stanley Investment Advisors Inc. (the “Investment Adviser”) determines that the latest sale price, the bid price or the mean between the last reported bid and ask price do not reflect a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund’s Trustees. Occasionally, developments affecting the closing prices of securities and other assets may occur between the times at which valuations of such securities are determined (that is, close of the foreign market on which the securities trade) and the close of business on the NYSE. If developments occur during such periods that are expected to materially affect the value of such securities, such valuations may be adjusted to reflect the estimated fair value of such securities as of the close of the NYSE, as determined in good faith by the Fund’s Trustees or by the Investment Adviser using a pricing service and/or procedures approved by the Trustees of the Fund; (8) certain portfolio securities may be valued by an outside pricing service approved by the Fund’s Trustees. The prices provided by a pricing service take into account broker dealer market price quotations for trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities; (9) investments in open-end mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day; and (10) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost, which approximates market value.

Item 2. Controls and Procedures.
(a) The Fund’s principal executive officer and principal financial officer have concluded that the Fund’s disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, based upon such officers’ evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.
(b) There were no changes in the Fund’s internal control over financial reporting that occurred during the registrant’s fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Fund’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
Morgan Stanley Flexible Income Trust
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
/s/ Sara Furber
Sara Furber
Principal Executive Officer
March 22, 2011
/s/ Francis Smith
Francis Smith
Principal Financial Officer
March 22, 2011